GUIDESTONE FUNDS

Supplement dated November 13, 2017

to

Prospectus dated May 1, 2017, as amended July 1, 2017

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.            CHANGES TO PRINCIPAL INVESTMENT STRATEGIES FOR

THE TARGET DATE FUNDS

Effective January 12, 2018, the principal investment strategies for the Target Date Funds will be amended as outlined in this section.

In the section disclosing “Principal Investment Strategies” for each of the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund and MyDestination 2055, beginning on pages 5, 11, 17, 23 and 29, respectively, the second and third bullet points are deleted in their entirety and replaced with the following:

•

Over time, the allocation to asset classes will change according to a predetermined “glide path” shown in the chart below. The glide path adjusts the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until approximately 15 years after the Target Date. The Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues the maximum amount of capital growth consistent with a reasonable amount of risk during the investor’s pre-retirement years and is intended to serve as a post-retirement investment vehicle with allocations designed to support an income stream during retirement along with some portfolio growth that exceeds inflation. The Fund does not guarantee a particular level of income through retirement.

•	The Adviser uses the following glide path to allocate the Fund’s assets.

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In the section disclosing “Principal Investment Strategies” for the MyDestination 2015 Fund, beginning on page 5, the fourth bullet point is deleted in its entirety and replaced with the following:

•

At the Target Date, the Fund’s allocation to stocks was approximately 55% of its assets. The Fund’s exposure to stocks will continue to decline until approximately 15 years after its Target Date, when its allocation to stocks will remain fixed at approximately 31% of its assets and the majority of the remainder will be invested in bonds with allocations to real assets and alternative investments.

In the section disclosing “Principal Investment Strategies” for each of the MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund and MyDestination 2055 Fund, beginning on pages 11, 17, 23 and 29, respectively, the fourth bullet point is deleted in its entirety and replaced with the following:

•

At the Target Date, the Fund’s allocation to stocks will be approximately 49% of its assets. The Fund’s exposure to stocks will continue to decline until approximately 15 years after its Target Date, when its allocation to stocks will remain fixed at approximately 31% of its assets and the majority of the remainder will be invested in bonds with allocations to real assets and alternative investments.

In the section disclosing “Principal Investment Risks” for each of the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund and MyDestination 2055 Fund, beginning on pages 6, 12, 18, 24 and 30, respectively, the risk factor titled “Inflation-Linked Debt Securities Risk” is deleted in its entirety and replaced with the following:

•

Inflation-Indexed Debt Securities Risk: Inflation-indexed debt securities are fixed-income securities whose principal value is periodically adjusted according to inflation. Inflation-linked debt securities, including Treasury inflation-indexed securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed debt securities may experience greater losses than other fixed-income securities with similar durations. Interest payments on inflation-linked debt securities may be difficult to predict and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the Fund may have no income at all from such investments.

II.        CHANGE TO PRINCIPAL INVESTMENT STRATEGIES FOR

THE ASSET ALLOCATION FUNDS

Effective January 12, 2018, the principal investment strategies for the Asset Allocation Funds will be amended as outlined in this section.

In the section disclosing “Principal Investment Strategies” for the Conservative Allocation Fund on page 35, the second and third bullet points are deleted in their entirety and replaced with the following:

•	The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds or other investments.

Range
Fixed-Income(1)(2)	50-80%
Equities(2)(3)	20-40%
Real Assets(1)(2)	0-15%
Alternatives(1)(2)	0-15%

(1)	These allocations may include investment grade and high yield (junk bond) fixed-income securities and may include foreign and domestic investments.

(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.

(3)	The Equities asset class may include a Fund which may invest a portion of its assets in fixed-income and convertible securities.

•	The Adviser may change the allocation ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

•	The asset classes in which the Fund may invest through the Select Funds generally are divided into:

•	Equity securities (such as common and preferred stock of U.S. companies and foreign companies of any size, including those located in developed and emerging markets),

•

Fixed-income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade and high yield or “junk” bonds, inflation-indexed securities and short-term investments such as money market instruments),

•

Real assets (such as inflation-indexed bonds, real estate-related securities, equity securities of real estate investment trusts and securities of companies involved in the natural resources industries or that supply goods, technology and services to such companies), and

•	Alternative investments (such as short sales of stocks, equity index options, forward currency exchange contracts, equity swap agreements and other derivative instruments).

In the section disclosing “Principal Investment Strategies” for the Balanced Allocation Fund on page 40, the second and third bullet points are deleted in their entirety and replaced with the following:

•	The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds or other investments.

Range
Fixed-Income(1)(2)	35-60%
Equities(2)(3)	40-65%
Real Assets(1)(2)	0-15%
Alternatives(1)(2)	0-15%
(1)	These allocations may include investment grade and high yield (junk bond) fixed-income securities and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The Equities asset class may include a Fund which may invest a portion of its assets in fixed-income and convertible securities.

•	The Adviser may change the allocation ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

•	The asset classes in which the Fund may invest through the Select Funds generally are divided into:

•	Equity securities (such as common and preferred stock of U.S. companies and foreign companies of any size, including those located in developed and emerging markets),

•

Fixed-income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade and high yield or “junk” bonds, inflation-indexed securities and short-term investments such as money market instruments),

•

Real assets (such as inflation-indexed bonds, real estate-related securities, equity securities of real estate investment trusts and securities of companies involved in the natural resources industries or that supply goods, technology and services to such companies), and

•	Alternative investments (such as short sales of stocks, equity index options, forward currency exchange contracts, equity swap agreements and other derivative instruments).

In the section disclosing “Principal Investment Strategies” for the Growth Allocation Fund on page 45, the second and third bullet points are deleted in their entirety and replaced with the following:

•	The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds or other investments.

Range
Fixed-Income(1)(2)	10-35%
Equities(2)(3)	65-90%
Real Assets(1)(2)	0-15%
Alternatives(1)(2)	0-15%
(1)	These allocations may include investment grade and high yield (junk bond) fixed-income securities and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The Equities asset class may include a Fund which may invest a portion of its assets in fixed-income and convertible securities.

•	The Adviser may change the allocation ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

•	The asset classes in which the Fund may invest through the Select Funds generally are divided into:

•	Equity securities (such as common and preferred stock of U.S. companies and foreign companies of any size, including those located in developed and emerging markets),

•

Fixed-income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade and high yield or “junk” bonds, inflation-indexed securities and short-term investments such as money market instruments),

•

Real assets (such as real estate-related securities, equity securities of real estate investment trusts and securities of companies involved in the natural resources industries or that supply goods, technology and services to such companies), and

•	Alternative investments (such as short sales of stocks, equity index options, forward currency exchange contracts, equity swap agreements and other derivative instruments).

In the section disclosing “Principal Investment Risks” for the Growth Allocation Fund beginning on page 45, the following risk factor is inserted as the second bullet point:

•

Alternative Investments Risk: To the extent the Fund invests in Select Funds that invest in alternative investments, the Fund will be subject to the risks associated with such investments. Alternative investments use a different approach to investing than do traditional investments (stocks, bonds and cash) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed-income markets, or both, or that they may not otherwise perform in accordance with expectations. Alternative investments can be highly volatile, are often less liquid, particularly in periods of stress, are generally more complex and less transparent and may have more complicated tax profiles than traditional investments. In addition, the performance of alternative investments may be more dependent on an investment manager’s experience and skill than traditional investments. The use of alternative investments may not achieve the desired effect.

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In the section disclosing “Principal Investment Strategies” for the Aggressive Allocation Fund on page 50, the second and third bullet points are deleted in their entirety and replaced with the following:

•	The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds or other investments.

Range
Fixed-Income(1)	0-10%
Equities(1)	90-100%
(1)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.

•	The Adviser may change the allocation ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

•	The asset classes in which the Fund may invest through the Select Funds generally are divided into:

•	Equity securities (such as common and preferred stock of U.S. companies and foreign companies of any size, including those located in developed and emerging markets),

•

Fixed-income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade and high yield or “junk” bonds, inflation-indexed securities and short-term investments such as money market instruments),

In the section disclosing “Principal Investment Risks” for each of the Conservative Allocation Fund and Balanced Allocation Fund, beginning on pages 35 and 40, respectively, the risk factor titled “Inflation-Linked Debt Securities Risk” is deleted in its entirety and replaced with the following:

•

Inflation-Indexed Debt Securities Risk: Inflation-indexed debt securities are fixed-income securities whose principal value is periodically adjusted according to inflation. Inflation-linked debt securities, including Treasury inflation-indexed securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed debt securities may experience greater losses than other fixed-income securities with similar durations. Interest payments on inflation-linked debt securities may be difficult to predict and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the Fund may have no income at all from such investments.

In the section titled “Additional Information Regarding the Funds,” starting on page 141, the paragraph titled “Target Date Fund Asset Allocations” is deleted in its entirety and replaced with the following:

Target Date Fund and Asset Allocation Fund Asset Class Allocations: Each Target Date Fund invests in the underlying Select Funds according to the asset allocation represented by its glide path, which is presented in each Target Date Fund’s summary prospectus. Each Asset Allocation Fund invests in the underlying Select Funds according to the asset allocations represented by its asset allocation table, which is presented in each Asset Allocation Fund’s summary prospectus. The Select Funds are categorized by asset class below. More information about each Select Fund is included in this prospectus.

III.        CHANGE TO PRINCIPAL INVESTMENT STRATEGIES FOR

THE MEDIUM-DURATION BOND FUND

Effective January 12, 2018, the fourth bullet point in the section disclosing “Principal Investment Strategies” for the Medium-Duration Bond Fund on page 63 is deleted in its entirety and replaced with the following:

•

The average dollar-weighted duration of the Fund normally varies, in years, between +/-30% of the duration of the Bloomberg Barclays US Aggregate Bond Index (the “Index”). As of October 31, 2017, the average dollar-weighted duration of the Index was 5.96 years. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fixed-income security’s duration, the more sensitive that security will be to changes in interest rates. Similarly, the longer the Fund’s dollar-weighted average duration, the more sensitive the Fund will be to interest rate changes than a fund with a shorter dollar-weighted average duration.

IV.        PORTFOLIO MANAGER CHANGE FOR THE GROWTH EQUITY FUND

In the section disclosing “Sub-Advisers and Portfolio Managers” for the Growth Equity Fund on page 112, the disclosure for Sands Capital Management, LLC is deleted in its entirety and replaced with the following:

Sands Capital Management, LLC
Frank M. Sands, CFA Chief Executive Officer and Chief Investment Officer	Since October 2003
A. Michael Sramek, CFA Senior Portfolio Manager, Research Analyst and Managing Director	Since June 2013
Wesley A. Johnston, CFA Portfolio Manager and Senior Research Analyst	Since January 2016
Thomas H. Trentman, CFA Portfolio Manager and Research Analyst	Since November 2017

In the section disclosing “Sub-Advisers,” the following disclosure pertaining to Sands Capital Management, LLC for the Growth Equity Fund, on page 171, is deleted in its entirety and replaced with the following:

Sands Capital Management, LLC (“Sands”), 1000 Wilson Boulevard, Suite 3000, Arlington, Virginia 22209: Sands has been managing assets since being founded in 1992. Sands had approximately $34.9 billion in assets under management as of December 31, 2016. The firm manages assets utilizing growth equity strategies. The investment team is led by Frank M. Sands, CFA, as Chief Investment Officer (“CIO”) who has been with Sands since 2000. Mr. Sands became the Chief Executive Officer and CIO of Sands effective September 5, 2008, and is a member of the investment team responsible for the decisions made on an assigned portion of the Growth Equity Fund. The investment team also includes A. Michael Sramek, CFA, Senior Portfolio Manager, Research Analyst and Managing Director, Wesley A. Johnston, CFA, Portfolio Manager and Senior Research Analyst, and Thomas H. Trentman, CFA, Portfolio Manager and Research Analyst. Mr. Sramek joined Sands in 2001, Mr. Johnston joined Sands in 2004 and Mr. Trentman joined Sands in 2005.

V.            PORTFOLIO MANAGER CHANGE FOR THE INTERNATIONAL EQUITY FUND

In the section disclosing “Sub-Advisers and Portfolio Managers” for the International Equity Fund on page 126, the disclosure for Barrow, Hanley, Mewhinney & Strauss, LLC is deleted in its entirety and replaced with the following:

Barrow, Hanley, Mewhinney & Strauss, LLC
David A. Hodges, CFA Managing Director and Portfolio Manager/Analyst	Since April 2012
Randolph S. Wrighton, Jr., CFA Managing Director and Portfolio Manager/Analyst	Since April 2012
Charles Radtke, CFA Managing Director and Portfolio Manager/Analyst	Since September 2017
Thaddeus J. Carter, CFA, CPA Director and Portfolio Manager/Analyst	Since September 2017

In the section disclosing “Sub-Advisers,” the following disclosure pertaining to Barrow, Hanley, Mewhinney & Strauss, LLC for the International Equity Fund, on page 173, is deleted in its entirety and replaced with the following:

Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201: BHMS, a Delaware limited liability company, is an investment management firm founded in 1979, which provides investment advisory services to large institutional clients, mutual funds, employee benefit plans, endowments, foundations, insurance companies, limited liability companies and other institutions and individuals. Assets under management total $92.3 billion as of December 31, 2016. BHMS’ strategy is a team-oriented value approach utilizing fundamental research to construct portfolios. The management team of the BHMS International Value Equity portfolio account is comprised of David A. Hodges, CFA, Managing Director and Portfolio Manager/Analyst, Randolph S. Wrighton, Jr., CFA, Managing Director and Portfolio Manager/Analyst, Charles Radtke, CFA, Managing Director and Portfolio Manager/Analyst, and Thaddeus J. Carter, CFA, CPA, Director and Portfolio Manager/Analyst. Mr. Hodges has 17 years of industry experience with 16 of those with BHMS, Mr. Wrighton has 15 years of industry experience with 12 of those with BHMS, Mr. Radtke has 23 years of industry experience with one of those with BHMS and Mr. Carter has 13 years of industry experience with four of those with BHMS.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GUIDESTONE FUNDS

Supplement dated November 13, 2017

to

Statement of Additional Information (“SAI”) dated May 1, 2017, as amended July 1, 2017

This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.

I.         PORTFOLIO MANAGER CHANGE FOR THE GROWTH EQUITY FUND

The “Other Accounts Managed” chart, beginning on page 68, is amended as follows to update the information for Sands Capital Management, LLC. This information is current as of December 31, 2016, except as noted.

	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.

For other accounts managed by Portfolio Manager(s) within
each category below, number of accounts and the total
assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Sub-Adviser Portfolio Managers	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Sands Capital Management, LLC
Frank M. Sands, CFA	4	$4,964	9	$861	430	$13,553	1	$2,421	N/A	N/A	10	$1,646
A. Michael Sramek, CFA	4	$4,964	9	$861	430	$13,553	1	$2,421	N/A	N/A	10	$1,646
Wesley Johnston, CFA	3	$4,917	9	$861	424	$13,456	1	$2,421	N/A	N/A	9	$1,626
Thomas H. Trentman, CFA*	3	$4,941	9	$908	390	$15,254	1	$2,554	N/A	N/A	10	$2,017

                    *Information is current as of November 1, 2017.

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II.            PORTFOLIO MANAGER CHANGE FOR THE INTERNATIONAL EQUITY FUND

The “Other Accounts Managed” chart, beginning on page 68, is amended as follows to update the information for Barrow, Hanley, Mewhinney & Strauss, LLC. This information is current as of December 31, 2016, except as noted.

Sub-Adviser Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.

For other accounts managed by Portfolio Manager(s) within
each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Barrow, Hanley, Mewhinney & Strauss, LLC
David A. Hodges, CFA	11	$2,864	3	$555	10	$2,910	N/A	N/A	N/A	N/A	N/A	N/A
Randolph S. Wrighton, Jr., CFA	3	$885	1	$9	8	$1,790	N/A	N/A	N/A	N/A	N/A	N/A
Charles Radtke, CFA*	2	$528	2	$334	3	$823	1	$21	N/A	N/A	N/A	N/A
Thaddeus J. Carter, CFA, CPA*	3	$805	1	$152	3	$639	N/A	N/A	N/A	N/A	N/A	N/A

                    *Information is current as of September 30, 2017.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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